Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2023
Significant Accounting Policies [Abstract]
Equity Interests of Subsidiaries
The consolidated financial statements include the following subsidiaries of Lavoro Limited:

			Equity interest
Name	Core activities	Location	2023	2022	2021
Corporate:
Lavoro Agro Limited (i)	Holding	George Town – Cayman Island	100%	-	-
Lavoro America Inc. (i)	Holding	California - USA	100%
Lavoro Merger Sub II Limited (i)	Holding	George Town – Cayman Island	100%	-	-
Lavoro Agro Cayman II (i)	Holding	George Town – Cayman Island	100%	-	-
Lavoro Latam SL (i)	Holding	Madrid - Spain	100%	-	-
Malinas S.A. (i)	Holding	Montevideu – Uruguay	100%	-	-
Lavoro Brazil:
Lavoro Agro Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Lavoro Agrocomercial S.A. (viii)	Distributor of agricultural inputs	Rondonópolis – Brazil	97.42%	97.42%	91.65%
Agrocontato Comércio e Representações de Produtos Agropecuários S.A. (viii)	Distributor of agricultural inputs	Sinop – Brazil	97.42%	97.42%	91.65%

PCO Comércio, Importação, Exportação e Agropecuária Ltda. (viii)	Distributor of agricultural inputs	Campo Verde – Brazil	97.42%	97.42%	91.65%
Agrovenci Distribuidora de Insumos Agrícolas Ltda. (MS) (ii) (v)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.11%	86.22%	-
Produtiva Agronegócios Comércio e Representação Ltda. (v)	Distributor of agricultural inputs	Paracatu – Brazil	87.40%	87.40%	-
Facirolli Comércio e Representação S.A. (Agrozap) (v)	Distributor of agricultural inputs	Uberaba – Brazil	62.61%-	62.61%	-
Agrovenci Comércio, Importação, Exportação e Agropecuária Ltda. (viii)	Distributor of agricultural inputs	Campo Verde – Brazil	97.42%	97.42%	91.65%
Central Agrícola Rural Distribuidora de Defensivos Ltda. (viii)	Distributor of agricultural inputs	Vilhena – Brazil	97.42%	97.42%	91.65%
Distribuidora Pitangueiras de Produtos Agropecuários S.A. (viii)	Distributor of agricultural inputs	Ponta Grossa – Brazil	93.11%	86.22%	86.22%
Produtec Comércio e Representações S.A. (viii)	Distributor of agricultural inputs	Cristalina – Brazil	87.4%	87.40%	72.42%
Qualiciclo Agrícola S.A. (viii)	Distributor of agricultural inputs	Limeira – Brazil	66.75%	61.00%	61.00%
Desempar Participações Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Denorpi Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Deragro Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Desempar Tecnologia Ltda. (viii)	Holding	Palmeira – Brazil	93.11%	86.20%	86.20%
Futuragro Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Plenafértil Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Realce Distribuidora de Insumos Agrícolas Ltda. (viii)	Distributor of agricultural inputs	Palmeira – Brazil	93.11%	86.20%	86.20%
Cultivar Agrícola Comércio, Importação e Exportação S.A. (viii)	Distributor of agricultural inputs	Chapadão do Sul – Brazil	93.11%	63.47%	63.47%
América Insumos Agrícolas Ltda. (iii)	Distributor of agricultural inputs	Sorriso – Brazil	-	97.42%	91.65%

Integra Soluções Agrícolas Ltda. (iv)	Distributor of agricultural inputs	Catalão – Brazil	-	87.4%	72.42%
Nova Geração (v) (viii)	Distributor of agricultural inputs	Pinhalzinho – Brazil	66.75%	61.00%	-
Floema Soluções Nutricionais de Cultivos Ltda. (v)	Distributor of agricultural inputs	Uberaba – Brazil	62.61%	-	-
Casa Trevo Participações S.A. (v)	Holding	Nova Prata – Brazil	79.14%	-	-
Casa Trevo Comercial Agrícola LTDA. (v)	Distributor of agricultural inputs	Nova Prata – Brazil	79.14%	-	-
CATR Comercial Agrícola LTDA (v)	Distributor of agricultural inputs	Nova Prata – Brazil	79.14%	-	-
Sollo Sul Insumos Agrícolas Ltda (v)	Distributor of agricultural inputs	Pato Branco – Brazil	93.11%	-	-
Dissul Insumos Agrícolas Ltda. (v)	Distributor of agricultural inputs	Pato Branco – Brazil	93.11%	-	-
Lavoro Agro Fundo de Investimento nas Cadeias Produtivas Agroindustriais (vi)	FIAGRO	São Paulo – Brazil	5%	-	-
Lavoro Colômbia:
Lavoro Colombia S.A.S. (viii)	Holding	Bogota – Colombia	94.90%	94.90%	-
Crop Care Colombia (viii)	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	100%
Agricultura y Servicios S.A.S. (viii)	Distributor of agricultural inputs	Ginebra - Colombia	94.90%	94.90%	97.61%
Fertilizantes Liquidos y Servicios S.A.S. (vii)	Distributor of agricultural inputs	Cali - Colombia	—	-	97.61%
Grupo Cenagro S.A.S. (v)	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	-
Cenagral S.A.S (v)	Distributor of agricultural inputs	Yumbo – Colombia	94.90%	94.90%	-
Grupo Gral S.A.S. (viii)	Distributor of agricultural inputs	Bogota - Colombia	94.90%	94.90%	100%
Agrointegral Andina S.A.S. (viii)	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	100%

Servigral Praderas S.A.S. (viii)	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	100%
Agroquímicos para la Agricultura Colombiana S.A.S. (viii)	Distributor of agricultural inputs	Bogota – Colombia	94.90%	94.90%	100%
Provecampo S.A.S. (v)	Distributor of agricultural inputs	Envigado – Colombia	94.90%	-	-
Crop Care:
Crop Care Holding S.A.	Holding	São Paulo – Brazil	100%	100%	100%
Perterra Insumos Agropecuários S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Araci Administradora de Bens S.A.	Private label products	São Paulo – Brazil	100%	100%	100%
Union Agro S.A. (v)	Private label products	Pederneiras – Brazil	73%	73.00%	-
Agrobiológica Sustentabilidade S.A.	Private label products	São Paulo – Brazil	65.13%	65.13%	65.13%
Agrobiológica Soluções Naturais Ltda.	Private label products	Leme – Brazil	65.13%	65.13%	65.13%
Cromo Indústria Química LTDA. (v)	Private label products	Estrela - Brasil	70%	-	-
Perterra Trading S.A.	Private label products	Montevideu - Uruguay	100%	100%	-
(i)Refers to entities of the reorganization, see note 1.b
(ii)Agrovenci Distribuidora de Insumos Agrícolas Ltda. was incorporated in August 2021.
(iii)América Insumos Agrícolas Ltda. was merged with another entity within the Group in November 2022.
(iv)Integra Soluções Agrícolas Ltda. was merged with another entity within the Group in May 2023.
(v)See note 21 of Acquisitions of subsidiaries.
(vi)Lavoro Agro Fundo de Investimentos nas Cadeias Produtivas Agroindustriais - Direitos Creditórios was incorporated in July 2022. (see Note 19).
(vii)Fertilizantes Liquidos y Servicios S.A.S. was merged with another entity within the Group in May 2022.
(viii)Changes in non-controlling interests were described in note 27 of Equity.